Offerings - Offering: 1	Oct. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	359,150,000
Maximum Aggregate Offering Price	$ 359,150,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 49,598.61
Offering Note	(1) There are being registered under this Registration Statement such indeterminate number of common shares of NexGen Energy Ltd. (the "Registrant") which shall have an aggregate initial offering price not to exceed US$359,900,000 (converted from Cdn.$500,000,000 at an exchange rate of Cdn.$1.00 = US$ 0.7183, which was the daily exchange rate as reported by the Bank of Canada on September 29, 2025). In addition, pursuant to Rule 416 under the United States Securities Act of 1933, as amended, the common shares being registered hereunder include such indeterminate number of common shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends, or similar transactions. The proposed maximum initial offering price per security will be determined by the Registrant in connection with the sale of the securities under this Registration Statement. (2) The common shares include certain share purchase rights (the "Rights") issued pursuant to that certain Amended and Restated Shareholder Rights Plan Agreement between the Company and Computershare Investor Services Inc., as rights agent (the "Rights Plan"). Until the occurrence of certain events specified in the Rights Plan, none of which have occurred as of the filing of this Registration Statement, the Rights are not exercisable, are evidenced only by the certificates for common shares, if any, and will be transferred along with and only with, and are not severable from, the common shares. The value attributable to the Rights, if any, is reflected in the market price of the common shares. No separate consideration will be payable for the Right.